Note 4 - Patents (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Patents	December 31, 2020	December 31, 2019
Gross Carrying Amount	$1,400,000	$1,400,000
Accumulated Amortization	(340,974)	(260,745)
Net Book Value	$1,059,026	$1,139,255